Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies
The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2023:

Fiscal Year	Amount
2024	$3,735
2025	7,464
2026	29,524
2027	26,145
2028	7,364
$74,232
The following is a schedule by years of future repurchase contingencies under the leases as of six months ended June 30, 2024:

Fiscal Year	Amount
Remainder of 2024	$5,095
2025	8,722
2026	30,799
2027	23,938
2028	5,687
$74,241